Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from / (used in) operating activities
Net profit / (loss)	$ 29,915	$ 4,262
Non-cash items included in net profit and other adjustments:
Depreciation, amortization and impairment of non-financial assets	1,391	1,009
Credit loss expense / (release)	778	25
Share of net (profit) / loss of associates and joint ventures and impairment related to associates	(36)	(12)
Deferred tax expense / (benefit)	(35)	350
Net loss / (gain) from investing activities	(84)	(732)
Net loss / (gain) from financing activities	4,843	(14,379)
Negative goodwill	(28,925)
Other net adjustments	(1,559)	9,399
Net change in operating assets and liabilities:
Amounts due from banks and amounts due to banks	6,017	3,000
Securities financing transactions measured at amortized cost	13,428	10,833
Cash collateral on derivative instruments	(3,409)	(4,699)
Loans and advances to customers and customer deposits	1,772	(13,203)
Financial assets and liabilities at fair value held for trading and derivative financial instruments	(7,278)	13,104
Brokerage receivables and payables	(5,141)	8,239
Financial assets at fair value not held for trading and other financial assets and liabilities	6,015	1,706
Provisions and other non-financial assets and liabilities	898	125
Income taxes paid, net of refunds	(925)	(878)
Net cash flow from / (used in) operating activities	17,665	18,150
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	1
Disposal of subsidiaries, associates and intangible assets	45	911
Purchase of property, equipment and software	(830)	(761)
Disposal of property, equipment and software	1	3
Purchase of financial assets measured at fair value through other comprehensive income	(2,444)	(2,821)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,468	2,291
Purchase of debt securities measured at amortized cost	(7,541)	(8,167)
Disposal and redemption of debt securities measured at amortized cost	4,659	3,914
Net cash flow from / (used in) investing activities	104,869	(4,630)
Cash flow from / (used in) financing activities
Repayment of Swiss National Bank funding	(27,813)
Net issuance (repayment) of short-term debt measured at amortized cost	5,203	(10,440)
Net movements in treasury shares and own equity derivative activity	(2,136)	(3,521)
Distributions paid on UBS shares	(1,679)	(1,668)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	51,420	48,460
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(49,777)	(36,309)
Net cash flows from other financing activities	(274)	(352)
Net cash flow from / (used in) financing activities	(25,056)	(3,830)
Total cash flow
Cash and cash equivalents at the beginning of the period	195,321	207,875
of which: Credit Suisse	114,649
of which: cash and balances at central banks	261,504	190,244
of which: loans and advances to banks	21,996	15,786
of which: money market paper	12,259	1,880
Net cash flow from / (used in) operating, investing and financing activities	97,478	9,690
Effects of exchange rate differences on cash and cash equivalents	2,960	(9,656)
Cash and cash equivalents at the end of the period	295,759	207,909
Net cash flow from / (used in) operating activities includes:
Interest received in cash	17,243	6,088
Interest paid in cash	11,604	2,675
Dividends on equity investments, investment funds and associates received in cash	1,314	$ 1,059
Credit Suisse
Non-cash items included in net profit and other adjustments:
Negative goodwill	(28,925)
Cash flow from / (used in) investing activities
Cash and cash equivalents acquired on acquisition of Credit Suisse	$ 108,510